INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Current income tax expense	$ (122,530)	$ (350,143)	$ (254,186)
Tax benefit arising from tax credit used to reduce current tax expense	34,671	126,545	176,226
Prior period current income tax adjustments	(11,037)	4,716	(2,036)
Other current benefit tax (expenses)	22,175	64,024	(302)
Current Tax Expense, Net	(76,721)	(154,858)	(80,298)
Deferred tax expense relating to origination and reversal of temporary differences	(17,508)	(71,193)	(222,701)
Tax benefit arising from tax credits used to reduce deferred tax expense	121,522	83,930	(99,915)
Total deferred Tax benefit (expense), Net	104,014	12,737	(322,616)
Total income tax benefit (expense)	$ 27,293	$ (142,121)	$ (402,914)